united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Suite 450; Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BTS Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.6%
	DEBT FUNDS - 97.6%
222	iShares 10-20 Year Treasury Bond ETF	$33,185
401	iShares Agency Bond ETF	46,733
511	iShares iBoxx $ Investment Grade Corporate Bond ETF	65,142
206	iShares JP Morgan USD Emerging Markets Bond ETF	23,350
571	iShares MBS ETF	61,839
1,852	iShares Preferred & Income Securities ETF	69,506
201	iShares TIPS Bond ETF	23,374
1,965	SPDR Blackstone / GSO Senior Loan ETF	91,019
1,727	SPDR Bloomberg Barclays Convertible Securities ETF	90,581
454	SPDR Bloomberg Barclays International Corporate Bond ETF	15,118
1,088	SPDR Bloomberg Barclays International Treasury Bond ETF	31,226
1,391	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	37,571
1,237	VanEck Vectors International High Yield Bond ETF	30,257
651	Vanguard Extended Duration Treasury ETF	91,986
281	Vanguard Total Bond Market ETF	23,725
7,679	Xtrackers USD High Yield Corporate Bond ETF	384,564
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,087,910)	1,119,176

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
30,185	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% *	30,185
	TOTAL MONEY MARKET FUND (Cost $30,185)

	TOTAL INVESTMENTS - 100.2% (Cost $1,118,095)	$1,149,361
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(1,946)
	NET ASSETS - 100.0%	$1,147,415

	ETF - Exchange Traded Fund
	MBS - Mortgage Backed Securities
	SPDR - Standard & Poor's Depositary Receipt
	TIPS - Treasury Inflation Protected Security
	USD - United States Dollar
*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 97.7%
2,750,341	iShares iBoxx High Yield Corporate Bond ETF +	$239,747,225
2,201,794	SPDR Bloomberg Barclays High Yield Bond ETF	239,423,080
	TOTAL EXCHANGE TRADED FUNDS (Cost $479,999,931)	479,170,305

	SHORT-TERM INVESTMENTS - 38.9%
	COLLATERAL FOR SECURITIES LOANED - 36.5%
20,912,580	Fidelity Institutional Government Fund - Institutional Class 1.93% (a)	20,912,580
158,271,500	Morgan Stanley Institutional Liquidity Fund - Institutional Class 2.10% (a)	158,271,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $179,184,080)	179,184,080

	MONEY MARKET FUNDS - 2.4%
34,477	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 1.85% *	34,477
34,665	Dreyfus Government Cash Management - Institutional Class, 1.85% *	34,665
34,455	Federated Government Obligations Fund - Institutional Class, 1.85% *	34,455
11,740,516	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% *	11,740,516
35,072	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% *	35,072
	TOTAL MONEY MARKET FUNDS (Cost $11,879,185)	11,879,185

	TOTAL SHORT-TERM INVESTMENTS (Cost - $191,063,265)	191,063,265

	TOTAL INVESTMENTS - 136.6% (Cost $671,063,196)	$670,233,570
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.6) %	(179,717,977)
	NET ASSETS - 100.0%	$490,515,593

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.
+	All or a portion of this security is on loan. The market value of loaned securities is $175,463,464.
(a)	Security was purchased with cash received as collateral for securities on loan at September 30, 2019. Total collateral had a value of $179,184,080 at September 30, 2019.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2019 for the Fund's investments measured at fair value:

BTS Managed Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,119,176	$-	$-	$1,119,176
Short-Term Investment	30,185	-	-	30,185
Total	$1,149,361	$-	$-	$1,149,361
BTS Tactical Fixed Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$479,170,305	$-	$-	$479,170,305
Short-Term Investments	191,063,265	-	-	191,063,265
Total	$670,233,570	$-	$-	$670,233,570
The Fund did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the BTS Tactical Fixed Income Fund (the "Fund") can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the holdings pledged as collateral as of September 30, 2019:

	Overnight and
	Continuous	Total

Fidelity Insititutional Government Fund	$20,912,580	$20,912,580
Morgan Stanley Institutional Liquidity Fund	158,271,500	158,271,500
Total	$179,184,080	$179,184,080

At September 30, 2019, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Institutional Government Fund and the Morgan Stanley Institutional Liquidity Fund as shown in the Portfolio of Investments. The Fund receives compensation relating to the lending of the Fund’s securities. The fair value of the securities loaned for the Fund totaled $175,463,464 at September 30, 2019. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $179,184,080 for the Fund at September 30, 2019.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BTS Managed Income Fund	$1,118,095	$32,422	$(1,156)	$31,266
BTS Tactical Fixed Income Fund	$671,063,196	$-	$(829,626)	$(829,626)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/25/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/25/2019